Equity (Tables)	6 Months Ended
Mar. 31, 2025
Equity [Abstract]
Schedule of Matters Relating to Repurchase	Details of matters relating to repurchase
Number of Class A ordinary shares repurchased (Shares consolidated each 10 shares into 1 share)	200,000
Total purchase price for repurchase of shares	$500.00